Accumulated other comprehensive income (loss)	6 Months Ended
Jun. 30, 2018
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income (loss)

8.Accumulated other comprehensive income (loss)

In the first half of 2018, Accumulated other comprehensive loss decreased with unrealized gains of $786 which resulted from changes in fair value of financial instruments.

In the first half of 2017, Accumulated other comprehensive loss increased with unrealized losses of $3,196, which resulted from changes in fair value of financial instruments.